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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 2001 (6/30/01)

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Matador Capital Management
Address:    200 First Ave North
            Ste 201
            St. Petersburg, FL 33701

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. [ ]

Person Signing this Report on Behalf of Reporting Manager:

Name:      Karla Requeno
Title:     Acct. Rep.
Phone:     212-251-3105


/s/ Karla Requeno                    New York, NY                7/31/01
----------------------------        ---------------           ---------------
  Signature                         (City, State)              (Date)


Report Type (Check only one.):
[x] 13F HOLDINGS REPORT / / (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE          / / (Check here if no holdings reported are in
     this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT   / / (Check here if a portion of the holdings for
     this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
(If there are no entries in this list, omit this section).

    Form 13F File Number         Name


    28-
[Repeat as necessary]

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Form 13F
Reporting Manager : EVER
CIK 0001054608
CCC JBG5@IGR

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              Item 1               Item 2   Item 3      Item 4          Item 5    Item 6               Item 7       Item 8
                                  TITLE OF  CUSIP                       SHARES OF             SHARED            VOTING AUTHORITY
NAME OF ISSUER                     CLASS   NUMBER     FAIR MARKET VAL   PRINCIPAL Sole SHARED OTHER   MANAGERS  Sole    Shared None
                                                                        AMOUNT    (A)  (B)    (C)               (A)     ( B)   (C)
----------------------------------------------------------------------------------------------------------------------------------
ALLEGIANCE TELECOM INC           OTC EQ    01747T102  $   899,400.00     60,000   X                    EVER      60,000
ALLOY ONLINE                     OTC EQ    19855105   $ 1,271,444.00     88,850   X                    EVER      88,850
A H BELO CORP SER A--W/RTS       COMMON    80555105   $ 1,527,924.00     81,100   X                    EVER      81,100
BURLINGTON RESOURCES INC         COMMON    122014103  $ 4,145,925.00    104,300   X                    EVER     104,300
CENTURY BUSINESS SERVICES        OTC EQ    156490104  $   753,300.00    139,500   X                    EVER     139,500
CENDANT CORP                     COMMON    151313103  $ 2,925,000.00    150,000   X                    EVER     150,000
CDI CORP                         COMMON    125071100  $ 2,378,600.00    140,000   X                    EVER     140,000
CAREMARK RX INC                  COMMON    141705103  $   822,500.00     50,000   X                    EVER      50,000
COHERENT INC W/RTS TO PUR        OTC EQ    192479103  $ 1,566,161.00     43,300   X                    EVER      43,300
CASELLA WASTE SYSTEMS INC        OTC EQ    147448104  $ 2,500,000.00    200,000   X                    EVER     200,000
DATATRAK INTL INC                OTC EQ    238134100  $   241,780.00    109,900   X                    EVER     109,900
***DENBURY RESOURCES INC N       COMMON    247916208  $ 1,880,000.00    200,000   X                    EVER     200,000
DIGITAL RIVER INC                OTC EQ    25388B104  $   618,750.00    137,500   X                    EVER     137,500
EDUCATION MANAGEMENT CORP        OTC EQ    28139T101  $ 3,784,725.00     94,500   X                    EVER      94,500
ENVIROGEN INC-NEW                OTC EQ    294040308  $    33,325.00     31,000   X                    EVER      31,000
HEALTHSOUTH CORP                 COMMON    421924101  $ 1,996,250.00    125,000   X                    EVER     125,000
HEIDRICK& STRUGGLES INTL I       OTC EQ    422819102  $ 1,628,433.00     80,100   X                    EVER      80,100
INTRANET SOLUTIONS INC NEW       OTC EQ    460939309  $   437,575.50     11,500   X                    EVER       8,850
INTUITIVE SURGICAL INC           OTC EQ    461202103  $   313,432.50     23,200   X                    EVER      19,150
KORN FERRY INTL                  COMMON    500643200  $   852,500.00     55,000   X                    EVER      55,000
LIBERTY DIGITAL INC              OTC EQ    530436104  $   922,026.00    151,400   X                    EVER     151,400
AT&T CORP LIBERTY MEDIA GR       COMMON    1957208    $ 3,498,000.00    200,000   X                    EVER     200,000
LODGENET ENTERTAINMENT COR       OTC EQ    540211109  $ 4,897,375.00    279,850   X                    EVER     279,850
LINDSAY MANUFACTURING CO         COMMON    535555106  $   897,750.00     47,250   X                    EVER      47,250
LIGHTSPAN INC                    OTC EQ    53226T103  $    62,500.00     50,000   X                    EVER      50,000
MECLEODUSA INC CL A              OTC EQ    582266102  $   459,000.00    100,000   X                    EVER     100,000
NEW HORIZONS WORLDWIDE INC       OTC EQ    645526104  $ 2,988,000.00    200,000   X                    EVER     200,000
NTN COMMUNICATIONS INC NEW       COMMON    629410309  $    76,000.00    100,000   X                    EVER     100,000
OFFICE DEPOT INC                 COMMON    676220106  $ 1,038,000.00    100,000   X                    EVER     100,000
POLYVISION CORP                  COMMON    731805107  $   110,500.00     85,000   X                    EVER      85,000
CATALINA MARKETING CORP          COMMON    148867104  $ 1,052,595.00     34,500   X                    EVER      33,700
PROQUEST COMPANY                 COMMON    74346P102  $ 4,340,000.00    140,000   X                    EVER     140,000
PROGRAMMERS PARADISE INC         OTC EQ    743205106  $ 1,832,718.00    455,900   X                    EVER     455,900
QUINTILES TRANSNATIONAL CO       OTC EQ    748767100  $ 1,270,075.00     50,300   X                    EVER      50,300
REPUBLIC SERVICES INC            COMMON    760759100  $ 4,466,250.00    225,000   X                    EVER     225,000
RADIOSHACK CORP                  COMMON    750438103  $   457,500.00     15,000   X                    EVER      15,000
SURVIVALINK CORP                 OTC EQ    869032102  $       105.00    105,000   X                    EVER     105,000
SUNRISE TECHNOLOGIES INC         OTC EQ    86769L103  $    25,584.50     20,800   X                    EVER      15,650
SPSS INC                         OTC EQ    78462K102  $   490,110.00     31,000   X                    EVER      31,000

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              Item 1               Item 2   Item 3      Item 4          Item 5    Item 6               Item 7       Item 8
                                  TITLE OF  CUSIP                       SHARES OF             SHARED            VOTING AUTHORITY
NAME OF ISSUER                     CLASS   NUMBER     FAIR MARKET VAL   PRINCIPAL Sole SHARED OTHER   MANAGERS  Sole    Shared None
                                                                        AMOUNT    (A)  (B)    (C)               (A)     ( B)   (C)
----------------------------------------------------------------------------------------------------------------------------------
AT&T CORP                        COMMON   1957109     $ 2,420,000.00    110,000   X                      EVER  110,000
TECH SQUARED INC ESCROW          OTC EQ   878302991   $       722.00    722,000   X                      EVER  722,000
TECHNITROL INC                   COMMON   878555101   $ 2,080,000.00     80,000   X                      EVER   80,000
TOYS R US INC                    COMMON   892335100   $ 2,475,000.00    100,000   X                      EVER  100,000
TRIBUNE CO NEW                   COMMON   896047107   $ 2,000,500.00     50,000   X                      EVER   50,000
TETRA TECHNOLOGIES INC - D       COMMON   88162F105   $ 2,877,765.00    117,700   X                      EVER  117,700
WASTE CONNECTIONS INC            OTC EQ   941053100   $ 5,524,200.00    153,450   X                      EVER  153,450
WORLDCOM INC GA NEW              OTC EQ   98157D106   $   681,600.00     48,000   X                      EVER   48,000
WASTE MANAGEMENT INC NEW         COMMON   94106L109   $ 6,897,516.00    223,800   X                      EVER  223,800

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